Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000034229
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class A
Trading Symbol	EAEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%	[1]
AssetsNet	$ 211,437,508
Holdings Count | Holding	1,210
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000034230
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class C
Trading Symbol	ECEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$109	2.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.19%	[2]
AssetsNet	$ 211,437,508
Holdings Count | Holding	1,210
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000034231
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class I
Trading Symbol	EIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[3]
AssetsNet	$ 211,437,508
Holdings Count | Holding	1,210
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000142449
Shareholder Report [Line Items]
Fund Name	Parametric Emerging Markets Fund
Class Name	Class R6
Trading Symbol	EREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Emerging Markets Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	1.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.12%	[4]
AssetsNet	$ 211,437,508
Holdings Count | Holding	1,210
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$211,437,508
# of Portfolio Holdings	1,210
Portfolio Turnover Rate	6%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
Developed Europe	0.6%
North America	1.5%
Africa	7.9%
Middle East	10.7%
Emerging Europe	12.6%
Latin America	15.5%
Asia	51.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000086647
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class A
Trading Symbol	EAISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[5]
AssetsNet	$ 209,609,178
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000161753
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R
Trading Symbol	ERISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$52	1.02%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[6]
AssetsNet	$ 209,609,178
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000161754
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class R6
Trading Symbol	ESISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[7]
AssetsNet	$ 209,609,178
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000086649
Shareholder Report [Line Items]
Fund Name	Parametric International Equity Fund
Class Name	Class I
Trading Symbol	EIISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric International Equity Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.52%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[8]
AssetsNet	$ 209,609,178
Holdings Count | Holding	1,018
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$209,609,178
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	30%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Table Summary
Value	Value
North America	1.7%
Developed Middle East	2.1%
Australasia/Pacific	9.5%
Asia	21.1%
Developed Europe	65.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761
C000177028
Shareholder Report [Line Items]
Fund Name	Parametric Volatility Risk Premium - Defensive Fund
Class Name	Class I
Trading Symbol	EIVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Volatility Risk Premium - Defensive Fund for the period of February 1, 2026 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[9]
AssetsNet	$ 1,433,170,118
Holdings Count | Holding	199
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,433,170,118
# of Portfolio Holdings	199
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	14.5%
U.S. Treasury Obligations	36.9%
Common Stocks	48.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Updated Prospectus Phone Number	1-800-260-0761

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized